CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - shares	Mar. 31, 2021	Dec. 31, 2020
Temporary equity, shares outstanding	5,094,072	0
Maximum shares subject to forfeiture		187,500
Over-allotment option
Maximum shares subject to forfeiture		187,500